Balance Sheet Components	12 Months Ended
Dec. 31, 2025
BALANCE SHEET COMPONENTS [Abstract]
Balance Sheet Components
8.	BALANCE SHEET COMPONENTS (IN THOUSANDS)

	As of December 31,
	2024	2025
Accounts receivable, net
Accounts receivable	$66,161	$54,221
Allowance for credit losses	(12,399)	(10,886)

	$53,762	$43,335

	As of December 31,
	2024	2025
Prepaid and other current assets
Matching loans due from a related party (See Note 9)	$33,170	$33,924
Prepaid taxes	25,698	33,052
Prepaid revenue-sharing costs	7,865	9,512
Prepaid content and license costs	6,531	5,321
Prepaid professional fees	2,112	3,629
Prepaid rental deposits	1,121	982
Interest receivable from bank deposits with original maturities of three months or less	297	697
Employee advances	507	557
Prepaid advertising and promotion expenses	331	344
Prepaid office rent and facilities expenses	133	165
Others	5,810	5,720

	$83,575	$93,903

Other short-term liabilities
Matching loans due to a related party (See Note 9)	34,123	34,124
Share-based awards in Changyou (See Note 18)	26,772	28,063
Deposits from customers	5,917	4,350
Lease liabilities	1,723	1,822
Contract deposits from advertisers	1,564	1,453
Consideration payable for equity investments	685	700
Others	5,538	6,089

	$76,322	$76,601

	As of December 31,
	2024	2025
Receipts in advance and deferred revenue
Receipts in advance relating to:
Marketing services business	$1,995	$2,393
Online game business	3,074	4,159
Other business	2,290	1,764

Total receipts in advance	7,359	8,316
Deferred revenue	43,648	46,562

	$51,007	$54,878